Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 23, 2012
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000836487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 23, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 23, 2012
Emerging Markets External Debt Portfolio (Prospectus Summary) | Emerging Markets External Debt Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEAIX
Emerging Markets External Debt Portfolio (Prospectus Summary) | Emerging Markets External Debt Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEAPX
Emerging Markets External Debt Portfolio (Prospectus Summary) | Emerging Markets External Debt Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEAHX
Emerging Markets External Debt Portfolio (Prospectus Summary) | Emerging Markets External Debt Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEALX
Total Emerging Markets Portfolio (Prospectus Summary) | Total Emerging Markets Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTEIX
Total Emerging Markets Portfolio (Prospectus Summary) | Total Emerging Markets Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTEPX
Total Emerging Markets Portfolio (Prospectus Summary) | Total Emerging Markets Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTEHX
Total Emerging Markets Portfolio (Prospectus Summary) | Total Emerging Markets Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTELX
Multi-Asset Portfolio (Prospectus Summary) | Multi-Asset Portfolio | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMPIX
Multi-Asset Portfolio (Prospectus Summary) | Multi-Asset Portfolio | Class P
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMPPX
Multi-Asset Portfolio (Prospectus Summary) | Multi-Asset Portfolio | Class H
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMPHX
Multi-Asset Portfolio (Prospectus Summary) | Multi-Asset Portfolio | Class L
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMPLX